Operating Leases (Details) - USD ($)			12 Months Ended
	Jun. 09, 2021	Sep. 01, 2020	Jul. 31, 2022	Dec. 31, 2021
Operating Leases (Details) [Line Items]
Lease agreement, description	Kyle’s entered into an additional industrial lease agreement with a third party. The lease commenced on January 1, 2022 and is for a term of 62 months, with an option for a renewal term of five years, and provides for a base rent of $3,336 for months 3-4 (with no payments for the first two months), with gradual increases to $7,508 for final year.
Operating lease liability				$ 361,158
Rent amount				$ 12,767
High mountain, description				The base rent is $29,400 for months 2-13 (with no payments for the first month), with gradual increases to $34,394 for months 50-61. In addition, High Mountain is responsible for its proportionate share of all taxes, insurance and certain operating costs during the lease term.
Base rent				$ 15,600
Lease gradual increases				18,085
Kyle's [Member]
Operating Leases (Details) [Line Items]
Lease rent, description		The lease is for a term of five years, with an option for a renewal term of five years, and provides for a base rent of $7,000 per month for the first 12 months, which will increase to $7,210 for months 13-16 and to $7,426 for months 37-60.
Innovative Cabinets [Member]
Operating Leases (Details) [Line Items]
Base rent				2,936
Lease gradual increases				3,140
Asien's [Member]
Operating Leases (Details) [Line Items]
Monthly lease payment				$ 11,665
Forecast [Member]
Operating Leases (Details) [Line Items]
Rent amount			$ 6,897